Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event that the Plan is terminated, Member account balances would not be impacted, since all contributions and related earnings are immediately vested.